LIFE INSURANCE SETTLEMENT POLICIES - Narrative (Details)	Sep. 30, 2023 USD ($) insurance_contract	Dec. 31, 2022 USD ($) insurance_contract	Dec. 31, 2021 USD ($)
Investments, All Other Investments [Abstract]
Number of life settlement policies | insurance_contract	240	53
Number of life settlement policies accounted for under fair value method | insurance_contract	228	35
Number of life settlement policies accounted for under investment method | insurance_contract	12	18
Face value of policies held at fair value	$ 303,605,030	$ 40,092,154
Life settlement policies, at fair value	83,585,374	13,809,352	$ 0
Face value of policies accounted for using investment method	37,300,000	42,330,000
Life settlement policies, at cost	$ 4,116,499	$ 8,716,111	$ 0